NOTE 17 - REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

NOTE 17 - REGULATORY MATTERS

DBI and DSB are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possible addition discretionary actions by regulators that, if undertaken, could have a direct material effect on DBI's financial statements. Under capital adequacy guidelines and regulatory framework for prompt corrective action, DBI must meet specific capital guidelines that involve quantitative measures of DBI's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. DBI's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require DBI and DSB to maintain minimum amounts and ratios (set forth in the table below) of Total Capital and Tier 1 Capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 Capital (as defined) to average assets (as defined). Management believes, as of December 31, 2011, that DBI and DSB meet all capital adequacy requirements to which they are subject.

As of December 31, 2011, the most recent notification from the Federal Deposit Insurance Corporation categorized DSB as well-capitalized under the regulatory framework for prompt corrective action. To be categorized well-capitalized DSB must maintain minimum total risk-based, tier 1 risk-based and tier 1 leverage ratios as set forth in the table below.

The Company's actual capital amounts and ratios are also presented in the table below:

					To Be Well Capitalized
					Under Prompt
			For Capital		Corrective
	Amount		Adequacy Purposes:		Action Provision:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011
Denmark Bancshares, Inc.
Total Capital (to Risk-Weighted Assets)	$60,203,808	19.6%	$24,611,186	>8.0%	N/A	N/A
Tier 1 Capital (to Risk-Weighted Assets)	$56,324,574	18.3%	$12,305,593	>4.0%	N/A	N/A
Tier 1 Capital (to Average Assets)*	$56,324,574	13.7%	$16,452,201	>4.0%	N/A	N/A
Denmark State Bank
Total Capital (to Risk-Weighted Assets)	$44,017,871	16.0%	$21,983,039	>8.0%	$27,478,799	>10.0%
Tier 1 Capital (to Risk-Weighted Assets)	$40,550,796	14.8%	$10,991,520	>4.0%	$16,487,279	> 6.0%
Tier 1 Capital (to Average Assets)*	$40,550,796	10.7%	$15,136,316	>4.0%	$18,920,395	> 5.0%
As of December 31, 2010
Denmark Bancshares, Inc.
Total Capital (to Risk-Weighted Assets)	$58,266,029	18.3%	$25,505,855	>8.0%	N/A	N/A
Tier 1 Capital (to Risk-Weighted Assets)	$54,245,193	17.0%	$12,752,928	>4.0%	N/A	N/A
Tier 1 Capital (to Average Assets)*	$54,245,193	13.5%	$16,056,196	>4.0%	N/A	N/A
Denmark State Bank
Total Capital (to Risk-Weighted Assets)	$42,744,800	15.1%	$22,726,778	>8.0%	$28,408,472	>10.0%
Tier 1 Capital (to Risk-Weighted Assets)	$39,159,414	13.8%	$11,363,389	>4.0%	$17,045,083	> 6.0%
Tier 1 Capital (to Average Assets)*	$39,159,414	10.7%	$14,699,556	>4.0%	$18,374,444	> 5.0%
*Average assets are based on the most recent quarter's adjusted average total assets.

Wisconsin law provides that state chartered banks may declare and pay dividends out of undivided profits but only after provision has been made for all expenses, losses, required reserves, taxes and interest accrued or due from the bank. Payment of dividends in some circumstances may require the written consent of the Wisconsin Department of Financial Institutions - Division of Banking ("WDFI").